Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	91 Months Ended
	May 31, 2024	May 31, 2024	May 31, 2024
Without Sales Load [Member] | C000174964
Average Annual Return [Line Items]
Average Annual Return, Percent	1.61%	(0.05%)	1.31%
Without Sales Load [Member] | C000174966
Average Annual Return [Line Items]
Average Annual Return, Percent	1.75%	0.08%	1.43%
Without Sales Load [Member] | C000174965
Average Annual Return [Line Items]
Average Annual Return, Percent	1.32%	(0.34%)	1.01%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	0.93%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	0.93%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Average Annual Return, Percent	1.31%	(0.17%)	0.93%